Transactions and Balances with Interested and Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

NOTE 16 - TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES

A.	Transactions:

	Year ended December 31,
	2021	2020	2019
	USD in thousands

Subcontracted work and consulting	823	672	722
Share-based payments to service provider	118	67	37
	941	739	759

B.	Balances:

	As of December 31,
	2021	2020
	USD in thousands

Other accounts payable	75	70
	75	70